Operating context	12 Months Ended
Dec. 31, 2021
Operating Context
Operating context

1.	Operating context

Gol Linhas Aéreas Inteligentes S.A. (“Company” or “GOL”) is a limited liability company incorporated on March 12, 2004 under Brazilian laws. The Company’s bylaws states that the corporate purpose is exercising the equity control of GOL Linhas Aéreas S.A. (“GLA”), which explores regular and non-regular flight transportation services of passengers, cargo and mailbags, domestically or internationally; development of loyalty programs; services to maintain and repair aircraft, engines and parts; among others.

The Company’s shares are traded on B3 S.A. - Brasil, Bolsa, Balcão (“B3”) and on the New York Stock Exchange (“NYSE”) under the ticker GOLL4 and GOL, respectively. The Company adopts B3’s Special Corporate Governance Practices Level 2 and is part of the Special Corporate Governance (“IGC”) and Special Tag Along (“ITAG”) indexes, created to distinguish companies that commit to special corporate governance practices.

The Company’s official headquarters are located at Praça Comandante Linneu Gomes, s/n, portaria 3, prédio 24, Jardim Aeroporto, São Paulo, Brazil.

1.1.	Measures taken by Management regarding COVID-19 and the gradual resumption of demand

The Covid-19 pandemic significantly affected the world economy in 2020 and 2021. Responding to growing cases and deaths, many governments set travel bans for millions of people, besides, many places subject people to quarantine measures. The Covid-19 pandemic has also led to a significant volatility in financial and commodity markets around the world.

Throughout this period, the Management had a disciplined capacity and balanced working capital management to ensure the business sustainability, considering the Company’s domestic market position and financial position.

Since the pandemic started, GOL, readjusting its airline network, has had consistent load factors at a level close to 80%, reaching 82.6% in the fourth quarter of 2021, with 97 aircraft operating on December 31, 2021. The flexible business model based on a single type is key to follow fluctuations in demand, observed in more volatile period, with restricted circulation due to the pandemic.

With advances in vaccination and fewer deaths due to the Covid-19 pandemic, the demand for air tickets in the leisure and corporate markets significantly recovered in the second half of 2021 with higher sales indicators and demand for flights in the search platforms. Currently, over 70% of the Brazilian population is fully vaccinated, according to Our World In Data, and people are receiving booster shots in the public health network.

Aligning demand for travel and financial balance, throughout 2021, GOL's operations grew and, in the last quarter, reached over 45,000 take-offs, compared to around 33,000 take-offs in the first quarter of the year. In the fourth quarter, the Company also resumed international flights to Cancún, Punta Cana, Montevideo and Buenos Aires and opened flights to a new domestic destination, Bonito (MS).

The Company, through its Executive Committee, which is entirely formed by the management board members, works promptly to support society, monitor demand, and define financial and operational strategies. Following WHO guidelines, the Company is currently working with its ecosystem to help advance the Brazil’s vaccination calendar, which should lead to the resumption of economic activity and also corporate markets of the Brazilian air transportation.

In 2021, GOL maintained the initiative to transport Covid-19 vaccines for free, with GOLLOG and health professionals to work directly in the fight against the pandemic, besides crediting 1,000 Smiles’ miles for each GOL flight, at no cost. There are also active and strict protocols for aircraft hygiene, as well as safety and health, together with actions to reduce human contact throughout the entire chain.

1.1.1	Impacts on the financial statements

As mentioned, the pandemic’s impacts were immediate and severe for the Company, mainly resulting in adjustments to the operational air network, to meet the lower demand and crew availability, which was verified by the lower Company’s net revenue and margins when compared to pre-pandemic periods.

The tables below summarize the adjustments made to these financial statements, as well as the details on each of these items and additional disclosures:

		December 31, 2021
Renegotiation of lease agreements – IFRS 16	(a)	27,701
Provision for post-employment benefits	(b)	41,524

(a)	The Company signed renegotiations of its operating aircraft and engine lease agreements, with no purchase option, including postponement and deferral of payments, postponement of due dates and changes to the amounts due, which led to an increase in the rights of use in PP&E and lease liabilities of R$776,867 and R$749,166, respectively, resulting in a gain of R$27,701.

(b)	Given the abrupt changes in the macroeconomic scenario, the Company updated the actuarial studies that establish obligations from post-employment benefits, and - mainly due to the higher long-term interest rate and loss of plan experience - the balance related to such obligations was reduced by R$41,524 in Other comprehensive income (expense). For further details, see Note 23.

Like all other business organizations, the Company is unable to foresee the duration of the pandemic and the continued extent of the impacts caused by it on future business, results and cash generation. For this reason, when preparing these financial statements, the Management considered the most recent forecasts available, duly reflected in the Company's business plans. In the fiscal year ended December 31, 2021, no adjustment was needed regarding impairments on the Company’s Recoverable taxes, Deferred tax assets, Property, plant & equipment, and Intangible assets.

1.2.	Corporate structure

The corporate structure of the Company and its subsidiaries, on December 31, 2021, is shown below:

The Company’s equity interest in the capital of its subsidiaries, on December 31, 2021, is shown below:

Entity	Date of incorporation	Location	Principal activity	Type of control	% of interest in the capital stock in the capital stock
					2021	2020
GAC	March 23, 2006	Cayman Islands	Aircraft acquisition	Direct	100.00	100.00
Gol Finance Inc.	March 16, 2006	Cayman Islands	Fundraising	Direct	100.00	100.00
Gol Finance	June 21, 2013	Luxembourg	Fundraising	Direct	100.00	100.00
GLA	April 9, 2007	Brazil	Flight transportation	Direct	100.00	100.00
GTX	February 8, 2021	Brazil	Equity investments	Direct	100.00	-
Smiles Fidelidade (c)	August 1, 2011	Brazil	Loyalty program	(c)	-	52.60
Smiles Viagens	August 10, 2017	Brazil	Tourism agency	Indirect	100.00	52.60
Smiles Fidelidade Argentina (a)	November 7, 2018	Argentina	Loyalty program	Indirect	100.00	52.60
Smiles Viajes y Turismo (a)	November 20, 2018	Argentina	Tourism agency	Indirect	100.00	52.60
AirFim	November 7, 2003	Brazil	Investment fund	Indirect	100.00	100.00
Fundo Sorriso	July 14, 2014	Brazil	Investment fund	Indirect	100.00	52.60
Companies in Shareholding:
SCP Trip (b)	April 27, 2012	Brazil	On-board magazine	-	-	60.00

(a)	Companies with functional currency in Argentine pesos (ARS).
(b)	GLA discontinued the investment held in SCP Trip in February 2021.
(c)	In May 2021, GOL transferred direct control (52.60% of the capital) of Smiles Fidelidade to its GLA subsidiary. In June 2021, the Company completes the corporate transaction for the acquisition of non-controlling shareholders. On September 1st 2021, Smiles Fidelidade was merged into GLA, see Note 1.4

The subsidiaries GAC Inc., GOL Finance and GOL Finance Inc. are entities incorporated with the specific purpose of continuing the financial operations and related to the Company's fleet. They do not have an independent management structure and are unable to make independent decisions. Thus, the assets and liabilities of these entities are consolidated in the parent company.

GTX S.A., directly controlled by the Company, is in a pre-operational stage and its corporate purpose is to manage its own assets and participate in the capital of other companies.

Smiles Viagens e Turismo S.A. (“Smiles Viagens”), has as main purpose intermediate travel organization services, by booking or selling airline tickets, accommodation, tourism packages, among others. The subsidiaries Smiles Fidelidade Argentina S.A. and Smiles Viajes Y Turismo S.A., both headquartered in Buenos Aires, Argentina, have the purpose to promote operations of the Smiles Program and the sale of airline tickets in that country.

The investment funds Airfim and Fundo Sorriso, controlled by GLA, have the characteristic of an exclusive fund and act as an extension to carry out operations with derivatives and investments, so that the Company consolidates the assets and liabilities of this fund in its financial statements.

1.3.	Capital structure and net working capital

On December 31, 2021, the net working capital is negative by R$8,393,753 (negative by R$7,152,865 on December 31, 2020). Despite the renegotiation of short-term loans and financing, there was a higher negative net working capital due to new lease agreements and deferrals, disbursements made to the acquisition of minority interest in Smiles, besides investments and obligations with customers to prepare for the high season in 2022, with a projected operational growth in the coming months. Of the negative net working capital, on December 31, 2021, R$3,969,251 refers to advance ticket sales and the mileage program (R$3,309,301 on December 31, 2020), which are expected to be substantially recognized with services provided by the Company.

On December 31, 2021, the Company also had a deficit attributed to equity holders of the parent company of R$21,053,678 (R$14,407,092 on December 31, 2020). The variation observed in the fiscal year ended December 31, 2021 is mainly due to the impacts related to the pandemic on the Company's operations and the exchange rate, with devaluation of the Real against the U.S. Dollar.

The operations of the Company are sensitive to changes in the economic scenario and to the volatility of the Real, given that around 94.4% of its indebtedness (loans and financing and leases) are exposed to the U.S. dollar (“US$”) and 46.7% of its costs are also pegged to the U.S. currency, and its ability to adjust the price of fees charged from its customers to recapture the change of the US$ depends on the rational (offer) capacity and behavior of competitors.

Over the past five years, Management has taken many measures to adapt the size of GOL’s fleet to demand, matching the supply of seats to the level of demand and thus keeping high load factors, reducing costs and adjusting its capital structure, as well as implementing initiatives to restructure its balance sheet.

In the fiscal year ended December 31, 2021, the Company completed important initiatives to strengthen its capital structure, such as:

•	acquisition of the interest from Smiles’ non-controlling shareholders;

•	issues of additional (retap) Senior Secured Notes of US$450 million;

•	capital increase of R$423 million, led by the Company's controlling shareholders and with interest in the subscription by non-controlling shareholders;

•	fully payment of the remaining balance of its principal amortizable debt, Guaranteed financing, in the amount of R$410 million in principal and interest, with the release of assets in guarantee.

•	concluded the short-term debt refinancing with local banks.

In addition, the Company signed an exclusive codeshare agreement with American Airlines with a US$200 million investment planned to the Company's capital, with effects in the financial information estimated for the first half of 2022 after concluding the transaction, see Note 34.

These initiatives resulted in an upgrade of the Company's credit rating by Fitch to B- and change in Standard & Poor's credit rating outlook from stable to positive, will also provide better financial flexibility for the Company and preserving liquidity the resumption of the volume of its operations to the high season.

Our financial statements have been prepared on the assumption of the Company as a going concern, which includes the continuity of operations, realization of assets and compliance with liabilities and commitments in the usual course of business, in conformity with the business plan prepared by Management, reviewed and approved by the Board of Directors on February 18, 2022.

Although there is still a substantial uncertainty about how long it will take the airline industry to recover, and that leads to material uncertainty about our ability to continue as a going concern, the financial statements as of December 31, 2021, do not include any adjustment that may result from inability to continue operating.

1.4.	Corporate reorganization

In the fiscal year ended December 31, 2021, the Company concluded the merger of Smiles Fidelidade shares, announced on December 7, 2020.

As a result of the implementation proposed merger of shares approved by the shareholders of Smiles and GOL, on June 4, 2021, Smiles Fidelidade became wholly-owned subsidiary of GLA and, on September 1st, 2021, it was merged into GLA.

The merger included the following steps:

•	exercise of the right of withdrawal, which was exercised on 176 preferred shares of GOL and 28,220 common shares of Smiles, whose total amount of R$299 was settled on May 12, 2021;

•	transfer of control of Smiles Fidelidade S.A. from GOL to GLA, through a capital increase in the amount of R$350,075;

•	incorporation of non-controlling Smiles Fidelidade shares by GLA, issuing preferred shares and redeemable preferred shares of GLA to the shareholders of Smiles Fidelidade, followed by the merger of GLA shares by the Company, with the issue of 22,433,975 new preferred shares, 25,707,301 class B preferred shares and 33,113,683 class C preferred shares, totaling the consideration transferred of R$1,351,289 to acquire the non-controlling interest of R$441,309;

•	redemption of GLA’s and the Company's redeemable preferred shares, with cash payment based on the redemption of the Company's redeemable preferred shares to the shareholders of Smiles Fidelidade, for the total amount of R$744,450; and

•	completion of the transaction with the merger of Smiles Fidelidade by GLA on September 1st, 2021.

1.5.	Compliance program

Since 2016, we have taken several measures to strengthen and expand our internal control and compliance programs, which include:

•	hiring specialized companies to evaluate risks and review internal controls related to fraud and corruption;
•	integrating the compliance and internal controls functions in the same department, which reports directly to our chief executive officer, and has independent access to our board of directors and statutory audit committee;
•	monitoring transactions involving politically exposed persons;
•	improving our supervision procedures of the execution of services hired from third parties;
•	updating our hiring policies and the management of our contracts flows; and
•	reviewing our code of ethics, manual of conduct and several compliance policies, including the mandatory training policy.

Our senior management has been constantly reinforcing our commitment towards improvement of our internal control and compliance programs to our employees, customers and suppliers.

In December 2016, we entered into an agreement with the Brazilian Federal Public Ministry, pursuant to which we agreed to pay R$12.0 million in fines and make improvements to our compliance program. In turn, the Federal Public Ministry agreed not to bring any criminal or civil suits related to activities that are the subject of the agreement. In addition, we paid R$4.2 million in fines to the Brazilian tax authorities.

We voluntarily informed the U.S. Department of Justice, the SEC and the CVM of the external independent investigation hired by us and of our agreement with the Federal Public Ministry.

The external independent investigation we hired was concluded in April 2017. It revealed that certain immaterial payments were made to politically exposed persons. None of our current employees, representatives or members of our board of directors or management knew of any illegal purpose behind any of the identified transactions or of any illicit benefit to us arising out of the investigated transactions.

We reported the conclusions of the investigation to the relevant authorities and will keep them informed of any developments, as well as collaborate and discuss their analysis with them. These authorities may impose significant fines and possibly other sanctions on us.

1.6.	Acquisition of MAP Transportes Aéreos

On June 8, 2021, GOL signed an agreement to acquire MAP Transportes Aéreos Ltda., a domestic Brazilian airline with routes from Congonhas Airport in São Paulo to regional destinations, considering the Company's commitment to expand the air transportation demand and rationally consolidate in the domestic market as the country's economy recovers from Covid-19.

MAP will be acquired for R$28 million, to be paid upon satisfaction of all closing conditions, through 100,000 preferred shares (GOLL4) at R$28.00 per share and R$25 million in cash to be paid in twenty-four monthly installments. At closing, the Company will assume up to R$100 million in MAP's financial obligations.

This transaction should bring as main benefits: (i) expansion to new routes; (ii) offering higher seat density to historically underserved markets; and (iii) enhancing cost-efficient operations.

On December 30, 2021, through SG Order 1929/2021, the Administrative Council for Economic Defense (CADE) approved the operation without restrictions. The transaction closing is subject to other conditions, which have not yet been fulfilled. Therefore, on December 31, 2021, there are no impacts on the Company's financial statements.

1.7.	Acceleration of fleet transformation

In the fiscal year ended December 31, 2021, the Company started the execution of fleet transformation acceleration plan to replace Boeing 737 NG aircraft with Boeing 737-MAX aircraft.

The Boeing 737-MAX consumes around 15% less fuel and produces around 16% less carbon and 40% less noise, besides having a longer flight range when compared to Boeing 737-NG aircraft.

With the demand’s recovery, the advanced vaccination in several states and markets, operations close to resuming pre-pandemic levels and macroeconomic variables linked to costs due to the exchange rate and mainly the aviation fuel price significantly higher, there is an increased need to accelerate the replacement of the current fleet of 737 NG with the objective of operational efficiency gains.

In addition, the Company managed to obtain agreements to acquire new 737 MAX aircraft with more favorable conditions compared to the pre-pandemic period, due to new facility lines to finance these aircraft and balance the Company's financing portfolio.

Due to the fleet transformation, the Company will return 737-NG aircraft, with relevant future disbursements estimated, as disclosed in Note 23.2, which may be compensated with deposits disclosed in Note 12. The Company classified as current assets the deposits that it expects to make in the normal course of operations up to twelve months after the balance sheet date.